SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUPPLEMENT DATED SEPTEMBER 6, 2005

TO PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYLIFE
INDIVIDUAL SINGLE PREMIUM
DEFERRED VARIABLE LIFE INSURANCE POLICY
ISSUED BY KEYPORT VARIABLE ACCOUNT I

This supplement contains information about the Liberty Asset Allocation Fund, Variable Series (the "Fund").

Nordea Investment Management North America, Inc. is the Fund's investment sub-advisor.

keylife 9/05